Long-Term Debt - Tordis Loan Facility (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 01, 2017	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt
Long-term debt, outstanding		$ 1,002,813	$ 1,087,347
Tordis Loan Facility [Member]
Long-Term Debt
Long-term debt, outstanding	$ 114,400	80,931	$ 85,991
Final balloon payment to be paid	$ 70,800
Minimum liquidity of Partnership		15,000
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining		1,500
Incremental minimum liquidity, in excess of 8 vessels with less than 12 months employment contract remaining		$ 1,000
Minimum book equity ratio for Partnership		30.00%
Minimum EBITDA to interest ratio for Partnership		2.50%
Minimum aggregate market value of Vessels securing the loan, as percentage of outstanding balance		130.00%
Tordis Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt
Interest margin percentage	1.90%